SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
The following data show the amounts used in computing (losses) per share and the effect on income and the weighted average number of shares of dilutive potential common stock (in thousands, except share amounts and per share amounts):

	For the three months ended		For the six months ended
	June 30,		June 30,
	2013	2012	2013	2012
Basic & Diluted net (loss) per share:
(Loss) from continuing operations	$(758)	$(2,185)	$(1,197)	$(2,526)
Less: accumulating dividend on preferred stock	-	(32)	-	(62)
	(758)	(2,217)	(1,197)	(2,588)
Number of shares used in per share computation:
Common Stock	28,136,775	28,136,775	28,136,775	28,136,775
Series A Preferred Stock	11,782,997	8,767,170	11,782,997	8,429,699
	39,919,772	36,903,945	39,919,772	36,566,474
Basic & Diluted net (loss) per share	$(0.02)	$(0.06)	$(0.03)	$(0.07)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the Company’s financial assets and liabilities that are carried at fair value, classified according to the three categories described above:

	Fair Value Measurements at June 30, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$114	$114	$-	$-
Restricted cash	21	21	-	-
Total assets at fair value, net	$135	$135	$-	$-

	Fair Value Measurements at December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$779	$779	$-	$-
Restricted cash	20	20	-	-
Total assets at fair value, net	$799	$799	$-	$-